Total
AMERICAN FUNDS MORTGAGE FUND
American Funds Mortgage Fund
Investment objective
The fund’s investment objective is to provide current income and preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 81 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN FUNDS MORTGAGE FUND	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class 529-T	Class T	Class 529-F-1	Class F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS MORTGAGE FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none	0.23%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.23%	0.23%	0.24%	0.16%	0.16%	0.04%	0.27%	0.28%	0.21%	0.29%	0.22%	0.20%	0.10%	0.17%	0.39%	0.25%	0.20%	0.15%	0.20%	0.11%	0.04%
Total annual fund operating expenses		0.72%	1.47%	0.73%	0.65%	0.40%	0.28%	0.74%	1.52%	0.95%	0.78%	0.71%	0.44%	0.34%	1.41%	1.38%	1.09%	0.94%	0.64%	0.44%	0.35%	0.28%
Fee waiver	[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses after fee waiver		0.70%	1.45%	0.71%	0.63%	0.38%	0.26%	0.72%	1.50%	0.93%	0.76%	0.69%	0.42%	0.32%	1.39%	1.36%	1.07%	0.92%	0.62%	0.42%	0.33%	0.26%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least November 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS MORTGAGE FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 444	$ 248	$ 321	$ 64	$ 39	$ 27	$ 421	$ 253	$ 95	$ 326	$ 70	$ 43	$ 33	$ 142	$ 138	$ 109	$ 94	$ 63	$ 43	$ 34	$ 27
3 years	595	463	476	206	126	88	576	478	301	491	225	139	107	444	435	345	298	203	139	110	88
5 years	759	801	644	360	222	155	745	827	524	671	393	244	189	769	753	599	518	355	244	195	155
10 years	$ 1,234	$ 1,552	$ 1,132	$ 809	$ 503	$ 354	$ 1,234	$ 1,315	$ 1,165	$ 1,190	$ 881	$ 553	$ 429	$ 1,689	$ 1,656	$ 1,327	$ 1,153	$ 796	$ 553	$ 441	$ 354

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS MORTGAGE FUND - USD ($)	Class C	Class 529-C
1 year	$ 148	$ 153
3 years	463	478
5 years	801	827
10 years	$ 1,552	$ 1,315

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 1185% of the average value of its portfolio.

Principal investment strategies

Normally at least 80% of the fund’s assets are invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund invests primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper GNMA Funds Average includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 4.41% (quarter ended March 31, 2020)

Lowest -4.98% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2023, was -2.58%.

Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - AMERICAN FUNDS MORTGAGE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class F-2	(9.85%)	0.35%	1.10%	1.54%	Nov. 01, 2010
Class A	(13.51%)	(0.70%)	0.44%	0.97%	Nov. 01, 2010
Class C	(11.60%)	(0.69%)	0.18%	0.76%	Nov. 01, 2010
Class F-1	(10.09%)	0.07%	0.82%	1.28%	Nov. 01, 2010
Class F-3	(9.74%)	0.45%		0.62%	Jan. 27, 2017
Class 529-A	(13.30%)	(0.69%)	0.39%	0.92%	Nov. 01, 2010
Class 529-C	(11.66%)	(0.74%)	0.35%	0.89%	Nov. 01, 2010
Class 529-E	(10.32%)	(0.20%)	0.53%	0.98%	Nov. 01, 2010
Class 529-F-1	(9.90%)	0.25%	0.99%	1.44%	Nov. 01, 2010
Class 529-F-2	(9.87%)			(4.65%)	Oct. 30, 2020
Class 529-F-3	(9.79%)			(4.55%)	Oct. 30, 2020
Class R-1	(10.68%)	(0.69%)	0.27%	0.71%	Nov. 01, 2010
Class R-2	(10.68%)	(0.66%)	0.07%	0.56%	Nov. 01, 2010
Class R-2E	(10.36%)	(0.32%)		0.47%	Aug. 29, 2014
Class R-3	(10.27%)	(0.25%)	0.52%	0.99%	Nov. 01, 2010
Class R-4	(10.06%)	0.10%	0.87%	1.32%	Nov. 01, 2010
Class R-5E	(9.80%)	0.29%		0.72%	Nov. 20, 2015
Class R-5	(9.79%)	0.39%	1.14%	1.59%	Nov. 01, 2010
Class R-6	(9.74%)	0.46%	1.21%	1.65%	Nov. 01, 2010
After Taxes on Distributions | Class F-2	(10.60%)	(0.64%)	0.16%
After Taxes on Distributions and Sale of Fund Shares | Class F-2	(5.82%)	(0.09%)	0.46%
Bloomberg U.S. Mortgage Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	(11.81%)	(0.53%)	0.74%	1.26%	Nov. 01, 2010
Lipper Intermediate U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(11.08%)	(0.31%)	0.30%	0.82%	Nov. 01, 2010
Lipper GNMA Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	(10.77%)	(0.76%)	0.10%	0.76%	Nov. 01, 2010

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.